UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         SEPTEMBER 30, 2008
                                               ---------------------------------

Check here if Amendment [  ]; Amendment Number:
                                                ------
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      DR. JEFFREY R. JAY, M.D
                  -----------------------------------------------------
Address:                   165 MASON STREET - 3RD FLOOR
                  -----------------------------------------------------
                           GREENWICH, CT  06830
                  -----------------------------------------------------

13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
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Title:
         -----------------------------------------------------------------------
Phone:
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Signature, Place, and Date of Signing:

/S/ DR. JEFFREY R. JAY, M.D.      GREENWICH, CT             NOVEMBER 14, 2008
----------------------------      -------------             -----------------
        [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                    Name

         28-
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               2
                                        ------------------

Form 13F Information Table Entry Total:          49
                                        ------------------

Form 13F Information Table Value Total:     $   333,665
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                                            (thousands)


List of Other Included Managers:        Mr. David Kroin
                                        Great Point Partners, LLC


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          13F File Number           Name

1                                      Mr. David Kroin
2            028-11743                 Great Point Partners, LLC



                                       2

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                                    FORM 13F

                                INFORMATION TABLE

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ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

AMAG
 PHARMACEUTICALS,
 INC.                COM                00163U106  36,589      944,712 SH          Shared-Defined 1, 2        944,712   0      NONE
CALL/AMAG(AVMAM)
 @ 65 EXP 01/17/2009 CALL               00163U106      26           50 SH   CALL   Shared-Defined 1, 2             50   0      NONE
CALL/AMAG(YJWAR)
 @ 90 EXP 01/16/2010 CALL               00163U106     132          224 SH   CALL   Shared-Defined 1, 2            224   0      NONE
CALL/AMAG(YJWAM)
 @ 65 EXP 01/16/2010 CALL               00163U106   1,018        1,100 SH   CALL   Shared-Defined 1, 2          1,100   0      NONE
PUT/AMAG(AVMWE)
 @ 25 EXP 11/22/2008 PUT                00163U106   1,280        4,000 SH   PUT    Shared-Defined 1, 2          4,000   0      NONE
ABIOMED INC          COM                003654100  35,825    2,018,300 SH          Shared-Defined 1, 2      2,018,300   0      NONE
ADOLOR CORP          COM                00724X102   7,582    2,197,650 SH          Shared-Defined 1, 2      2,197,650   0      NONE
CALL/ALXN(XQNJW)
 @ 47.5 EXP
 10/18/2008          CALL               015351109     100        4,000 SH   CALL   Shared-Defined 1, 2          4,000   0      NONE
CALL/ALXN(XQNJI)
 @ 45 EXP 10/18/2008 CALL               015351109     184        3,500 SH   CALL   Shared-Defined 1, 2          3,500   0      NONE
ALLIED HEALTHCARE
 INTL INC.           COM                01923A109   2,431    1,279,365 SH          Shared-Defined 1, 2      1,279,365   0      NONE
ANADYS
 PHARMACEUTICALS,
 INC.                COM                03252Q408   6,241    2,355,000 SH          Shared-Defined 1, 2      2,355,000   0      NONE
APPLE, INC.          COM                037833100      11          100 SH          Shared-Defined 1, 2            100   0      NONE
AVALON
 PHARMACEUTICALS INC COM                05346P106     243      760,000 SH          Shared-Defined 1, 2        760,000   0      NONE
BIOGEN IDEC INC.     COM                09062X103  15,087      300,000 SH          Shared-Defined 1, 2        300,000   0      NONE
CARDINAL HEALTH INC  COM                14149Y108   9,117      185,000 SH          Shared-Defined 1, 2        185,000   0      NONE
CHINA NEPSTAR CHAIN
 DRUGSTORE SPONSORED
 ADR SERIES          COM                16943C109   2,934      600,000 SH          Shared-Defined 1, 2        600,000   0      NONE
CHINA MEDICAL
 TECHNOLOGIES INC
 SPONSORED ADR       COM                169483104   4,887      150,000 SH          Shared-Defined 1, 2        150,000   0      NONE
CYPRESS
 BIOSCIENCE INC      COM                232674507  19,888    2,705,829 SH          Shared-Defined 1, 2      2,705,829   0      NONE
CALL/CYPB(QGYCB)
 @ 10 EXP
 03/21/2009          CALL               232674507     289        1,500 SH   CALL   Shared-Defined 1, 2          1,500   0      NONE
FIVE STAR QUALITY
 CARE INC            COM                33832D106   9,469    2,525,000 SH          Shared-Defined 1, 2      2,525,000   0      NONE
GENTIUM SPA
 SPONSORED ADR       COM                37250B104     689      425,532 SH          Shared-Defined 1, 2        425,532   0      NONE
HEALTH NET INC       COM                42222G108   8,260      350,000 SH          Shared-Defined 1, 2        350,000   0      NONE
HOLOGIC INCORPORATED COM                436440101   5,799      300,000 SH          Shared-Defined 1, 2        300,000   0      NONE
HUMANA INC.          COM                444859102     309        7,500 SH          Shared-Defined 1, 2          7,500   0      NONE
INSPIRE
 PHARMACEUTICALS INC COM                457733103   2,376      665,614 SH          Shared-Defined 1, 2        665,614   0      NONE
CALL/ISPH(JPUAU)
 @ 7.5 EXP
 01/17/2009          CALL               457733103      50        5,000 SH   CALL   Shared-Defined 1, 2          5,000   0      NONE
INVENTIV HEALTH INC  COM                46122E105   3,532      200,000 SH          Shared-Defined 1, 2        200,000   0      NONE
KERYX
 BIOPHARMACEUTICALS
 INC                 COM                492515101       5       15,000 SH          Shared-Defined 1, 2         15,000   0      NONE
MAP PHARMACEUTICALS,
 INC.                COM                56509R108      20        2,000 SH          Shared-Defined 1, 2          2,000   0      NONE
MAXYGEN INC.         COM                577776107     631      149,075 SH          Shared-Defined 1, 2        149,075   0      NONE
MEMORY
 PHARMACEUTICALS
 CORP                COM                58606R403   1,880    9,845,200 SH          Shared-Defined 1, 2      9,845,200   0      NONE
NEKTAR THERAPEUTICS  COM                640268108     539      150,000 SH          Shared-Defined 1, 2        150,000   0      NONE
NEUROBIOLOGICAL
 TECHNOLOGIES, *INC  COM                64124W304     947    1,552,777 SH          Shared-Defined 1, 2      1,552,777   0      NONE
NOVAMED INC          COM                66986W108   6,399    1,350,000 SH          Shared-Defined 1, 2      1,350,000   0      NONE
NOVO-NORDISK A/S
 ADR ADR             COM                670100205   2,560       50,000 SH          Shared-Defined 1, 2         50,000   0      NONE
NXSTAGE MEDICAL INC  COM                67072V103   3,165      750,000 SH          Shared-Defined 1, 2        750,000   0      NONE
PHARMANET
 DEVELOPMENT GRP INC COM                717148100   3,971      550,000 SH          Shared-Defined 1, 2        550,000   0      NONE
ULTRASHORT MID CAP
 400 PROSHRS ETF     ETF                74347R859   9,694      148,000 SH          Shared-Defined 1, 2        148,000   0      NONE
THERMO FISHER
 SCIENTIFIC INC      COM                883556102   6,875      125,000 SH          Shared-Defined 1, 2        125,000   0      NONE
TONGJITANG CHINESE
 MED CO SPONSORED
 ADR                 COM                89025E103   1,895      764,000 SH          Shared-Defined 1, 2        764,000   0      NONE
TRANSITION
 THERAPEUTICS INC.   COM                893716209  10,059    1,934,400 SH          Shared-Defined 1, 2      1,934,400   0      NONE
UNITED THERAPEUTICS
 CORP                COM                91307C102  28,396      270,000 SH          Shared-Defined 1, 2        270,000   0      NONE
CALL/UTHR(WUMAU)
 @ 130 EXP
 01/16/2010          CALL               91307C102     571          340 SH   CALL   Shared-Defined 1, 2            340   0      NONE
VALEANT
 PHARMACEUTICALS
 INTL                COM                91911X104   1,313       64,155 SH          Shared-Defined 1, 2         64,155   0      NONE
WELLCARE HEALTH
 PLANS INC           COM                94946T106  30,945      859,575 SH          Shared-Defined 1, 2        859,575   0      NONE
WELLPOINT, INC.      COM                94973V107  25,957      555,000 SH          Shared-Defined 1, 2        555,000   0      NONE
WRIGHT MED GROUP INC COM                98235T107   7,610      250,000 SH          Shared-Defined 1, 2        250,000   0      NONE
ZIMMER HLDGS INC     COM                98956P102   9,813      152,000 SH          Shared-Defined 1, 2        152,000   0      NONE

Biodel, Inc.         COM                09064M105   6,072    1,812,573 SH          Shared-Defined    1      1,812,573   0      NONE

                                                           ------------
                                                  333,665   39,338,071
                                                           ============
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